INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS

5.	INTANGIBLE ASSETS

The table below reconciles the carrying amounts of “Intangible assets” at the beginning and end of the reporting periods:

Cost	Balance at 12/31/2021	Additions	Derecognitions	Balance at 12/31/2022
Service concession arrangement	200	-	(200)	-
Software	4,392	17	-	4,409
Total Cost	4,592	17	(200)	4,409
Accumulated amortization (Note 13)

Service concession arrangement	(103)	(97)	200	-
Software	(4,020)	(379)	-	(4,399)
Total Amortization	(4,123)	(476)	200	(4,399)
Total Carrying amount	469	(459)	-	10

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Service concession arrangement	200	-	-	200
Software	4,392	-	-	4,392
Total Cost	4,592	-	-	4,592
Accumulated amortization (Note 13)

Service concession arrangement	(3)	(100)	-	(103)
Software	(3,461)	(559)	-	(4,020)
Total Amortization	(3,464)	(659)	-	(4,123)
Total Carrying amount	1,128	(659)	-	469

The service concession arrangement total derecognition for 200 thousand is caused by the liquidation of the Italian subsidiary (Codere Scommese S.R.L.) because the Group’s service concession contract included a service concession contract acquired in Italy that granted rights to economic benefits for the online business.

The gross cost, accumulated amortization and impairment losses of intangible assets as of December 31, 2022, 2021 and January 1, 2021 are as follows:

Balance as of 12/31/2022	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Software	4	Straight line	4,409	(4,399)	-	10
Total intangible assets			4,409	(4,399)	-	10

Balance as of 12/31/2021	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(103)	-	97
Of which: with definite useful life	2	Straight line	200	(103)	-	97
Software	4	Straight line	4,392	(4,020)	-	372
Total intangible assets			4,592	(4,123)	-	469